Accrued expenses and other current liabilities (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 19,577		¥ 18,211
Salary and welfare	10,781		11,303
Accrued administrative expenses	2,263		1,917
Professional fee	1,559		1,348
Rental fee payable	1,330		1,361
Liabilities for return allowances	950		743
Vehicle fee	726		520
Deferred consideration payables	445		575
Internet data center fee	366		409
Payable related to employees' exercise of share-based awards	221		1,273
Interest payable	134		167
Others	5,181		4,743
Total	¥ 43,533	$ 6,132	¥ 42,570